Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Summary of currency analysis of bank borrowings
A currency analysis of bank borrowings at the end of the reporting periods is as follows:

	As of December 31,
	2020	2021
	HK$	HK$
Hong Kong dollars	116,000,000	116,000,000
United States dollars	116,280,000	272,870,500

	232,280,000	388,870,500